UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21218

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund II

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 159.7%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.0%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$750	$802,500
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/32	500	501,560

		$1,304,060

Education — 17.9%
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	$60	$65,200
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/24	35	37,507
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/25	25	26,439
New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	350	352,499
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,369,809
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,374,871
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	465	513,202
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	648,655
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	351,010
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	1,000	1,070,700

		$5,809,892

Electric Utilities — 1.7%
Puerto Rico Electric Power Authority, 5.25%, 7/1/30	$570	$540,514

		$540,514

General Obligations — 9.7%
Arlington Central School District, 4.00%, 12/15/29	$380	$387,201
Arlington Central School District, 4.00%, 12/15/30	375	378,236
Long Beach City School District, 4.50%, 5/1/26	770	824,362
New York City, 4.00%, 10/1/30(1)	500	504,995
New York, 5.00%, 2/15/34(1)	1,000	1,067,870

		$3,162,664

Hospital — 8.2%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$135	$141,207
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	185,483
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	500	516,140
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	235	271,756
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/26	335	347,429
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	1,135	1,204,530

		$2,666,545

Housing — 1.4%
New York Mortgage Agency, 3.55%, 10/1/33	$500	$444,615

		$444,615

Industrial Development Revenue — 1.3%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$390	$417,140

		$417,140

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 26.4%
New York Dormitory Authority, (Barnard College), (FGIC), (NPFG), 5.00%, 7/1/24	$1,440	$1,544,342
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,250	2,344,973
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	345	363,640
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	545	574,479
New York Dormitory Authority, (Skidmore College), (FGIC), (NPFG), 5.00%, 7/1/33	500	504,620
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	850	910,206
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	5,425	2,317,180

		$8,559,440

Insured-Electric Utilities — 3.5%
Long Island Power Authority, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$500	$561,185
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	500	579,515

		$1,140,700

Insured-General Obligations — 15.2%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$535	$602,886
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	560	635,673
Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	250	266,040
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	250	267,558
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	185	197,086
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	202,325
New York City, (AGM), 5.00%, 4/1/22	1,000	1,079,050
Sachem Central School District, (FGIC), (NPFG), 4.25%, 10/15/28	410	417,556
Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	185	206,704
Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	190	210,856
Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	210	229,954
Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	220	239,651
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	350	371,637

		$4,926,976

Insured-Hospital — 3.4%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$573,380
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	500	518,705

		$1,092,085

Insured-Housing — 3.1%
New York City Housing Corp., (NPFG), 4.95%, 11/1/33	$1,000	$1,011,130

		$1,011,130

Insured-Other Revenue — 10.2%
New York City Cultural Resources Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$700	$701,260
New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	1,575	1,541,421
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	950	1,053,816

		$3,296,497

Insured-Special Tax Revenue — 7.0%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$510	$618,885
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	373,507
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,185	169,965
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	385	402,186
Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	690	720,126

		$2,284,669

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 3.3%
Metropolitan Transportation Authority, (AGM), (NPFG), 5.00%, 11/15/31	$1,000	$1,082,100

		$1,082,100

Insured-Water and Sewer — 4.2%
Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	$905	$1,018,071
Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	350	358,806

		$1,376,877

Other Revenue — 9.4%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$444,444
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/40	2,500	2,616,650

		$3,061,094

Special Tax Revenue — 14.9%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1) (2)	$500	$555,675
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	3,001,075
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	692,738
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	530	585,337

		$4,834,825

Transportation — 14.9%
Metropolitan Transportation Authority, 5.00%, 11/15/34	$2,000	$2,071,000
Nassau County Bridge Authority, 5.00%, 10/1/35	350	361,147
Nassau County Bridge Authority, 5.00%, 10/1/40	65	67,192
New York Bridge Authority, 5.00%, 1/1/26	205	231,968
New York Thruway Authority, 5.00%, 1/1/37	1,175	1,234,796
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	340	354,158
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	500	522,000

		$4,842,261

Total Tax-Exempt Investments — 159.7% (identified cost $50,303,970)		$51,854,084

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (40.8)%		$(13,250,239)

Other Assets, Less Liabilities — (18.9)%		$(6,132,541)

Net Assets Applicable to Common Shares — 100.0%		$32,471,304

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2013, 47.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 4.1% to 20.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $180,675.

A summary of open financial instruments at June 30, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
9/13	22 U.S. Long Treasury Bond	Short	$(3,094,054)	$(2,988,563)	$105,491

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $105,491.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$42,169,062

Gross unrealized appreciation	$2,502,686
Gross unrealized depreciation	(827,664)

Net unrealized appreciation	$1,675,022

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$51,854,084	$—	$51,854,084
Total Investments	$—	$51,854,084	$—	$51,854,084
Futures Contracts	$105,491	$—	$—	$105,491
Total	$105,491	$51,854,084	$—	$51,959,575

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	August 26, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2013